10. EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
Equity
Schedule of equity

	For the six-month period ended June 30, 2021 $	For the year ended December 31, 2020 $
Shares issued at the start of the period	27,299,332	26,178,281
Shares issued from placements	9,501,227	-
Exercise of warrants	7,821,700	872,291
Exercise of options	331,251	145,000
Shares issued for interest payment	76,635	-
Share based compensation	-	103,760
Shares issued at the end of period	45,030,145	27,299,332

Schedule of share options

	For the six-month period ended June 30, 2021		For the year ended December 31, 2020
	Number	Weighted average exercise price $	Number	Weighted average exercise price $
Opening balance	2,400,000	3.20	1,582,500	2.80
Granted	705,000	16.28	1,192,500	3.64
Exercised	(331,251)	2.90	(145,000)	3.05
Expired	-	-	(230,000)	2.66
Ending balance	2,773,749	6.56	2,400,000	3.20
Options that can be exercised	2,260,000	6.88	2,000,000	3.37